UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.   20549

                                  FORM 13F

                            FORM 13F COVER PAGE


Report for the Quarter Ended:  March 31, 2001

Institutional Investment Manager Filing this Report:

The Robert Bruce Management Company, Inc.
96 Spring Street
P. O. Box 252
South Salem, NY  10590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and com-plete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name of institutional investment manager and person duly authorized to submit and sign this report:

Robert W. Bruce, III
President
914 763-6168
96 Spring Street
South Salem, NY  10590

Report Type:  13F Holdings Report



                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            2

Form 13F Information Table Entry Total:       9

Form 13F Information Table Value Total:     $918,170

List of Other Included Managers:

No.                 13F File Number                         Name

01                                         Algenpar, Inc.    J. Taylor Crandall
02                                         Anne T. & Robert M. Bass Foundation
                                           Anne T. Bass
                                           Robert M. Bass
                                           J. Taylor Crandall


                                                             FORM 13F
INFORMATIONAL TABLE

NAME OF ISSUER                 TITLE OF CLASS CUSIP     VALUE    SHARES   SH/
PUT/ INVSTMT  OTHER           VOTING AUTHORITY

                                                       (x $1000) PRN AMT  PRN
CALL DSCRETN MANAGERS     SOLE     SHARED   NONE



FLORIDA EAST COAST INDUSTRIES  COM            340632108  54741    1629200 SH
OTHER   01,02                  1629200           FREEPORT-MCMORAN COPPER/GOLD A
COM A          35671D105  21908    1864500 SH       OTHER   01
1864500
LONE STAR TECHNOLOGIES, INC.   COM            542312103 387536    9065172 SH
OTHER   01,02                  9065172
MATLACK SYSTEMS, INC.          COM            576901102    381    1903994 SH
OTHER   01                     1903994
MCMORAN EXPLORATION COMPANY    COM            582411104  39083    2781723 SH
OTHER   01,02                  2781723
MESA ROYALTY TRUST             UNIT BEN INT   590660106  44966     810200 SH
OTHER   01,02                   810200
PERMIAN BASIN ROYALTY TRUST    UNIT BEN INT   714236106  27753    4217800 SH
OTHER   01                     4217800
PHOSPHATE RESOURCE PARTNERS    LTD PART UNIT  719217101 106324   27616500 SH
OTHER   01,02                 27616500
SAN JUAN BASIN ROYALTY TRUST   UNIT BEN INT   798241105 235478   15340600 SH
OTHER   01                    15340600

